Bank Line of Credit	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Bank Line of Credit [Abstract]
Bank Line of Credit [Text Block]
3.     Bank Line of Credit

In August of 2009, the Company received a line of credit of up to $ 3,000,000 and is payable on demand.  The interest rate is variable and is .75% plus prime with a minimum rate of 5.87%.  The line of credit is subject to an annual review and certain covenants.  At September 30, 2013 and December 31, 2012, the balance was $ 2,725,000 with interest payable at 5.87% and all covenants had been met.  Borrowings under the line are secured by the personal guarantee of three board members and the estate of a former board member.

3. Bank Line of Credit
The Company took out a line of credit that is authorized to $ 3,000,000 and payable on demand. The interest rate is variable and is .75% plus prime with a minimum rate of 5.87%. At December 31, 2012, the balance was $2,725,000 with interest payable at 5.87% and all covenants had been met. At December 31, 2011, the balance was $ 3,000,000 with interest payable at 5.87% and all covenants had been met. Borrowings under the line are secured by the personal guarantee of three board members and the estate of a former board member.